Schedule of Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Notes and other explanatory information [abstract]
Income (Loss) before income taxes	$ 1,310	$ (1,485)
Expected recovery of income taxes based on	347	(394)
Reduction in income tax recovery resulting from:
Foreign tax rate differential	(96)	(9)
Other permanent differences	772	246
Share issue costs allocated to equity	(427)
Expiry of losses	372
Deferred tax benefit not recognized		157
Deferred tax benefits previously unrecognised	(3,021)
Income tax recovery	$ (2,053)